Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Revenue

	2020	2021	2022
	RM	RM	RM	USD
Business strategy consultancy	3,648,406	27,308,368	17,681,457	4,016,231
Technology development, solutions and consultancy	-	19,425,038	17,505,200	3,976,196
Others	-	741,636	383,225	87,047
Total	3,648,406	47,475,042	35,569,882	8,079,474